EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 12, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Allocation of income to additional dividend proposed	R$ 2,191,864
Net income for the year		R$ 8,928,258	R$ 4,608,790	R$ 4,085,242
Allocation to legal reserve		(446,413)	(230,439)
Tax incentives - not distributable		(11,529)	(10,815)
Adjusted net income		8,470,316	4,367,536
Dividend and IOE distributed for the year:		(4,550,000)	(2,416,639)	R$ (2,172,145)
Interest on equity (gross)		(4,550,000)	(2,416,639)
Balance of unallocated net income		3,920,316	1,950,897
Reversal special reserve for modernization and expansion		297,000	550,000
Effects of the initial adoption of IFRS 9 and 15, net of taxes in 01.01.18		(138,663)
Unclaimed dividends and interest on equity		152,770	101,778
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes		(62,739)	(113,811)
Income available to be distributed		4,168,684	2,488,864
Proposal for Distributions: Special reserve for modernization and expansion		1,700,000	297,000
Proposal for Distributions: Additional proposed dividends		2,468,684	2,191,864
Proposed additional dividends - Net income for the year		2,171,684	1,641,864
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization		R$ 297,000	R$ 550,000
Mandatory minimum dividend - as percentage of adjusted net income		25.00%	25.00%
Mandatory minimum dividend - 25% of adjusted net income		R$ 2,117,579	R$ 1,091,884
Common shares
EQUITY
Dividend and IOE distributed for the year:		R$ (1,438,699)	R$ (764,136)
Total proposed for deliberation - per share		R$ 1.371013	R$ 1.217277
Preferred shares
EQUITY
Dividend and IOE distributed for the year:		R$ (3,111,301)	R$ (1,652,503)
Total proposed for deliberation - per share		R$ 1.508114	R$ 1.339005
Percentage of increase in amount allocated to common share		10.00%	10.00%